Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other reserves
Beginning balance	$ 53,175	$ 6,069
Share-based compensation expense	591
Waiver of related party balances	948	47,106
Foreign currency translation	(1,324)
Ending balance	53,390	53,175
Share-based compensation reserve
Other reserves
Share-based compensation expense	591
Ending balance	591
Contribution reserve
Other reserves
Beginning balance	53,175	6,069
Waiver of related party balances	948	47,106
Ending balance	54,123	$ 53,175
Foreign currency translation reserve
Other reserves
Foreign currency translation	(1,324)
Ending balance	$ (1,324)